Share Capital - Schedule of Share Capital and Share Premium (Details) $ in Thousands		1 Months Ended		12 Months Ended
		May 31, 2022 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Nov. 01, 2023 shares	May 01, 2023 shares	Nov. 01, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2018 shares	Dec. 20, 2018 vote
Reconciliation of number of shares outstanding [abstract]
Beginning balance	[3]			$ 157,492	[1],[2]	$ 272,258	[2]	$ (157,082)
Issuance of ordinary shares				44	[1]	18	[3]	200,632	[3]
Conversion from preferred shares to ordinary shares (Note 25)	[3]							421,461
Issuance of shares to co-founders	[3]							0
Exercise of stock options				1	[1]			153	[3]
Ending balance				101,043	[1]	157,492	[1],[2],[3]	272,258	[2],[3]
Number of ADSs issued | shares													12,937,500
Proceeds from issuance of ordinary shares			$ 219,900	$ 44		18	[4]	219,985	[4]
Issuance costs			$ 19,300
Repurchase of ordinary shares	[3]							(566)
Number of preferred shares | shares				43,058,000						29,895	30,312	25,468
Issued Capital And Share Premium
Reconciliation of number of shares outstanding [abstract]
Beginning balance				$ 628,671		628,653		6,015
Issuance of ordinary shares				44		18		200,632
Conversion from preferred shares to ordinary shares (Note 25)								421,461
Issuance of shares to co-founders								218
Exercise of stock options				2				327
Ending balance				628,717		628,671		628,653
Share Capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance	[3]			10	[1]	10		3
Issuance of ordinary shares				0		0	[3]	2	[3]
Conversion from preferred shares to ordinary shares (Note 25)	[3]							5
Ending balance				10	[1]	10	[1],[3]	10	[3]
Share Premium
Reconciliation of number of shares outstanding [abstract]
Beginning balance	[3]			628,661	[1]	628,643		6,012
Issuance of ordinary shares				44	[1]	18	[3]	200,630	[3]
Conversion from preferred shares to ordinary shares (Note 25)	[3]							421,456
Issuance of shares to co-founders	[3]							218
Exercise of stock options				2	[1]			327	[3]
Ending balance				$ 628,707	[1]	$ 628,661	[1],[3]	$ 628,643	[3]
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares				57,448,338		57,483,410		19,653,791
Issuance of ordinary shares (in shares) | shares				60,207		25,468		12,937,500
Conversion from preferred shares to ordinary shares (Note 25) (in shares) | shares								24,791,804
Repurchase of ordinary shares (in shares) | shares			(20,765)					(20,765)
Issuance of shares to Co-Founders (in shares) | shares								121,080
Shares surrendered and cancelled | shares		(60,540)				(60,540)
Exercise of stock options (in shares) | shares				0
Ending balance (in shares) | shares				57,508,545		57,448,338		57,483,410
Authorized shares | shares													12,937,500
Repurchase of ordinary shares			$ 400
Ordinary Shares | Co-Founders
Reconciliation of number of shares outstanding [abstract]
Number of preferred shares | shares			403,606					210,682
Ordinary Shares | Series B Financing | Co-Founders
Reconciliation of number of shares outstanding [abstract]
Minimum voting rights | vote															2
Number of preferred shares | shares														702,278

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[2]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated balance sheets as of January 1, 2022 and December 31, 2022 have been re-presented to reflect the Group's change in presentation currency.

[3]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of changes in shareholders' (deficit)/equity for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.

[4]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of cash flows for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.